AVAILABLE-FOR-SALE SECURITIES (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Mortgage-backed securities:	$ 417,552,903	$ 81,027,998
Agency [Member]
Mortgage-backed securities:	359,850,417	69,973,604
Agency [Member] | Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Mortgage-backed securities:	151,331,577	49,765,271
Agency [Member] | Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Mortgage-backed securities:	208,518,840	20,208,333
Non Agency [Member]
Mortgage-backed securities:	$ 57,702,486	$ 11,054,394